Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Provisions Reconciliation

	Group
	Conduct remediation
	PPI £m	Other products £m	FSCS and Bank Levy £m	Vacant property £m	Off-balance sheet ECL £m	Regulatory and other £m	Total £m
At 31 December 2017	356	47	57	39		59	558
Reallocation of ECL on off-balance sheet exposures(1)	–	–	–	–	50	–	50

At 1 January 2018	356	47	57	39	50	59	608
Additional provisions (see Note 8)	–	–	69	12	6	209	296
Provisions released (see Note 8)	–	(14)	(4)	–	–	(15)	(33)
Utilisation	(110)	(3)	(91)	(14)	–	(158)	(376)
Other	–	–	14 (2)	–	–	–	14

At 31 December 2018	246	30	45	37	56	95	509

To be settled:
– Within 12 months	246	22	45	22	56	95	486
– In more than 12 months	–	8	–	15	–	–	23

	246	30	45	37	56	95	509

At 1 January 2017	457	36	96	47		64	700
Additional provisions	109	35	93	4		144	385
Utilisation	(210)	(34)	(132)	(12)		(149)	(537)
Transfers	–	10	–	–		–	10

At 31 December 2017	356	47	57	39		59	558

To be settled:
– Within 12 months	167	38	57	23		59	344
– In more than 12 months	189	9	–	16		–	214

	356	47	57	39		59	558

(1)	ECL on off-balance sheet exposures following the adoption of a methodology to enable their separate identification from ECL on drawn exposures. See Note 14.
(2)	Santander UK plc recharged £14m (2017: £nil) in respect of the UK Bank Levy paid on behalf of other UK entities of Banco Santander SA.

Summary of Key Drivers of PPI Provision Balance and Forecast Assumptions Used in Calculating Provision

The remainder of the provision relates to portfolios of complaints which were on hold pending further regulatory clarification in respect of which utilisation will begin in 2019, and to our best estimate of liability in respect of a legal dispute regarding allocation of responsibility for a specific portfolio further described in Note 32. No further information regarding the best estimate has been provided on the basis it would be seriously prejudicial.

	Cumulative to 31 December 2018	Future expected (unaudited)	Sensitivity analysis Increase/decrease in provision
Inbound complaints(1) (‘000)	2,141	415	25 = £7.4m
Outbound contact (‘000)	488	217	25 = £5.4m
Response rate to outbound contact	54%	64%	1% = £0.8m
Average uphold rate per claim(2)	37%	76%	1% = £2.7m
Average redress per claim(3)	£1,474	£545	£50 = £16.4m

(1)   Includes all claims, including the specific portfolio of complaints referred to above, regardless of the likelihood of the Santander UK group incurring a liability. Excludes claims where the complainant has not held a PPI policy.

(2)   Claims include inbound and responses to outbound contact.

(3)   The average redress per claim reduced from the cumulative average value at 31 December 2018 of £1,474 to a future average value of £545 due to the inclusion of Plevin cases in the provision, as well as a shift in the complaint mix to a greater proportion of storecards, which typically held lower average balances.